Commitments (Details) - USD ($)	Mar. 31, 2024	Mar. 19, 2024	Jan. 15, 2024	Dec. 19, 2022
Yissum Metabolic Syndrome License Agreement [Member]
Commitments [Line Items]
Percentage of royalties company’s net sales				1.50%
BIRAD License Agreement [Member]
Commitments [Line Items]
Percentage of royalties company’s net sales			1.50%
Yissum PTSD License Agreement [Member]
Commitments [Line Items]
Percentage of royalties company’s net sales		3.00%
Yissum Psychedelic License Agreement [Member]
Commitments [Line Items]
Percentage of royalties company’s net sales	3.00%
Bottom of Range [Member] | Yissum PTSD License Agreement [Member]
Commitments [Line Items]
Yissum annual maintenance fees		$ 25,000
Bottom of Range [Member] | Yissum Psychedelic License Agreement [Member]
Commitments [Line Items]
Yissum annual maintenance fees	$ 25,000
Top of Range [Member] | Yissum PTSD License Agreement [Member]
Commitments [Line Items]
Yissum annual maintenance fees		$ 50,000
Top of Range [Member] | Yissum Psychedelic License Agreement [Member]
Commitments [Line Items]
Yissum annual maintenance fees	$ 50,000